Income Tax Provision (Details) - Schedule of deferred tax assets (liabilities) - Unique Logistics International, Inc. [Member] - USD ($)	Feb. 28, 2023	May 31, 2022	May 31, 2021
Income Tax Provision (Details) - Schedule of deferred tax assets (liabilities) [Line Items]
Allowance for doubtful accounts	$ 694,532	$ 733,139	$ 39,414
Consulting contract liability	218,137	230,263
Lease liability	2,512,188	659,460
Other	548,364	238,006	19,513
Total deferred tax assets	3,973,221	1,860,868	347,482
Deferred Tax Liabilities
Operating lease right-of-use assets	(2,418,863)	(631,173)
Goodwill and intangibles	(321,736)	(256,533)
Fixed assets	(39,012)	(30,414)	(84,261)
Net deferred tax asset	$ 1,193,610	$ 942,748	$ 263,221